Non-financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Nonfinancial Assets And Liabilities Abstract
Schedule of property, plant and equipment
Non-current	Plant and equipment $	Furniture, fittings and equipment $	Right-of-use assets $	Total $
At 1 July 2020
Cost or fair value	348,178	35,042	115,977	499,197
Accumulated depreciation	(336,051)	(34,491)	(57,882)	(428,424)
Net book amount	12,127	551	58,095	70,773
Year ended 30 June 2021
Opening net book amount	12,127	551	58,095	70,773
Additions	6,630	-	-	6,630
Depreciation charge	(4,761)	(277)	(38,624)	(43,662)
Closing net book amount	13,996	274	19,471	33,741

Non-current	Plant and equipment $	Furniture, fittings and equipment $	Right-of-use assets $	Total $
At 30 June 2021
Cost or fair value	354,808	35,042	115,977	505,827
Accumulated depreciation	(340,812)	(34,768)	(96,506)	(472,086)
Net book amount	13,996	274	19,471	33,741

	Plant and equipment $	Furniture, fittings and equipment $	Right-of-use assets $	Total $
Year ended 30 June 2022
Opening net book amount	13,996	274	19,471	33,741
Additions	10,048	-	-	10,048
Lease modification	-	-	209,560	209,560
Depreciation charge	(4,531)	(137)	(21,945)	(26,613)
Closing net book amount	19,513	137	207,086	226,736
At 30 June 2022
Cost or fair value	364,856	35,042	229,031	628,929
Accumulated depreciation and impairment	(345,343)	(34,905)	(21,945)	(402,193)
Net book amount	19,513	137	207,086	226,736

Schedule of inventories
	30 June 2022			30 June 2021
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$
Raw materials and stores (Colostrum)	137,206	956,936	1,094,142	-	1,266,587	1,266,587
Work in progress	124,412	-	124,412	-	-	-
Finished goods (Travelan and Protectyn)	64,923	-	64,923	292,532	-	292,532
Other inventories	37	-	37	-	-	-
	326,578	956,936	1,283,514	292,532	1,266,587	1,559,119

Schedule of employee benefit obligations
	2022			2021
	Current $	Non- current $	Total $	Current $	Non- current $	Total $
Leave obligations (i)	211,776	36	211,812	129,837	36,196	166,033

Schedule of leases in balance sheet
	30 June 2022 A$	30 June 2021 A$
Right-of-use assets[1]
Properties	207,086	19,471
	207,086	19,471
Lease liabilities[2]
Current	34,376	20,498
Non-current	175,411	-
	209,787	20,498

Schedule of statement of profit or loss
	2022 A$	2021 A$
Depreciation charge of right-of-use assets
Properties	37,937	38,624
	37,937	38,624
Interest expense (included in finance cost)	6,100	1,152
Expense relating to short-term leases (included in other expenses)		-
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)		-
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)		-
Cash paid for principal payments	36,264	40,607